DERIVATIVE INSTRUMENTS - Gain (Losses) Recognized in Income on Derivatives (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	$ 69	$ (185)	$ 72	$ (37)
Investment related gains (losses), net | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	68	(60)	93	(60)
Investment related gains (losses), net | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	41	(25)	37	105
Investment related gains (losses), net | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	(24)	(1)	(9)	(4)
Interest sensitive contract benefits | Indexed annuity and variable annuity product
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	(43)	(93)	(39)	(90)
Net Investment Income, Funds Withheld | Modco arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	$ 27	$ (6)	$ (10)	$ 12